As filed with the Securities and Exchange Commission on March 2, 2012

Investment Company Act File Number 811-4922

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

California Daily Tax Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

1411 Broadway

New York, NY 10018

(Address of principal executive offices) (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway

New York, New York 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

Item 1:	Report to Stockholders

California Daily Tax Free Income Fund, Inc. Shareholder Letter

Dear Shareholder:

The tone in 2011 was one which has become all too familiar. Rates were low, quality paper at a decent rate was a preciously rare commodity, and Europe was the 800 pound gorilla around which we treaded ever so lightly. Through it all, however, our credit process has remained the cornerstone of our conservative investment philosophy that has kept our funds stable while providing daily liquidity without interruption. The 2011 stage carries over into 2012 as the expectation for a prolonged low interest rate environment is evident and real. And while the 2012 environment looks quite the same for money funds, we are greeting it with another year’s worth of invaluable knowledge, experience, and conclusions to frame our strategy, which puts us in a stronger position to deliver increased value to our shareholders.

We have factored into our 6-month strategy that rates will remain stable over the short-term. In normal circumstances this would lead to a clear extension of maturities within the portfolios in search of more attractive opportunities for yield. However, normalcy in the global markets continues to evade us, therefore, we have been steadfast in maintaining appropriate and deliberate weighted average maturities (WAMs) to provide liquidity should there be further deterioration in Europe, stoking investor fear regarding their money fund holdings, whether real or perceived.

The sentiment within the municipal markets has improved over the past several months. Nervousness that was created from the 2011 bankruptcies of Jefferson County, Alabama, and Harrisburg, Pennsylvania, turned from a “Who’s next?” moment into somewhat of a catalyst for reform at the state level. Cost cutting measures put in place have contributed to the improving health of municipalities, and tax receipts have made a positive turn and have improved moderately. Note issuance has not changed noticeably from mid-2011 levels and we continue to find value in VRDNs, tax-exempt general obligation notes and bonds, and select school districts.

2011 dealt the money fund industry a hand that would make even the most stoic poker faces wince. It truly tested the mettle of money fund managers across the board and has forced some of the competition to close its doors or merge with other fund companies. With interest rates expected to stay at current levels likely for the short and medium term, and with expense ratios being cut to afford shareholders competitive returns, we expect this trend toward consolidation to continue in 2012. We are pleased to report that Reich & Tang’s strategy and conservative investment philosophy has weathered yet another difficult year and, as a result, became an even stronger organization that is uniquely prepared to excel in 2012. We continue to work every day to educate shareholders, provide a clear understanding of our portfolios, and further your confidence in Reich & Tang’s consistent, conservative investment approach. Please let us know if you have any questions.

Sincerely,

Michael P. Lydon

President

California Daily Tax Free Income Fund, Inc. Expense Chart For The Six Months Ended December 31, 2011 (Unaudited)

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2011 through December 31, 2011.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Class A Shares	Beginning Account Value 07/01/11	Ending Account Value 12/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%

Class B Shares	Beginning Account Value 07/01/11	Ending Account Value 12/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%

California Tax Exempt Liquidity Fund (“Advantage Shares”)	Beginning Account Value 07/01/11	Ending Account Value 12/31/2011	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.91	0.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.92	0.18%

*	Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period (July 1, 2011 through December 31, 2011), multiplied by 184/365 (to reflect the most recent fiscal half-year).

California Daily Tax Free Income Fund, Inc. Schedule of Investments December 31, 2011

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (14.74%)

$1,500,000	City of Fitchburg, MA GO BAN (b)	06/29/12	0.82%	$1,503,150

1,914,800	Lakeland CSD of Shrub Oak Westchester County, NY BAN for Vehicles 2011 (b)	08/31/12	0.75	1,917,961

2,542,048	Lansing CSD Tomkins County, NY GO School district bonds Series 2011 (b)	08/23/12	0.97	2,550,601

3,425,000	Nanuet Union Free School District Rockland County, NY BAN for Tax Refund Payment – 2011 (b)	10/26/12	0.65	3,434,709

1,825,000	Orchard Park CSD Erie County, NY BAN 2011 (b)	12/14/12	0.72	1,834,118

900,000	School District of Cambridge Dane and Jefferson Counties, WI TRAPN (b)	09/20/12	0.65	903,851

1,550,000	School District of Edgerton, WI TRAPN (b)	10/10/12	0.60	1,554,753

1,650,000	School District of Maple, WI TRAPN 2011 (b)	11/01/12	0.65	1,654,762

2,900,000	School District of the Menomonie Area Dunn and ST. Croix Counties, WI TRAPN (b)	09/19/12	0.75	2,905,137

1,175,000	School District of Three Lakes, WI TRAN (b)	08/20/12	0.75	1,176,847

5,975,000	Sun Prairie Area School District, WI TRAPN	10/26/12	0.70	5,989,543	MIG-1

1,100,000	Unified School District of Antigo,WI TRAPN (b)	10/29/12	0.65	1,103,150

1,792,436	Victor CSD Ontario, Monroe & Wayne Counties, NY BAN School Bus Purchases 2011 (b)	09/28/12	0.74	1,799,148

28,249,284	Total Tax Exempt General Obligation Notes and Bonds			28,327,730

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (c) (91.58%)

$4,700,000	Association for Bay Area Government Finance Authority for Nonprofit Corporations Refunding and RB (Valley Christian Schools) LOC Bank of America, N.A.	11/01/32	0.10%	$4,700,000	VMIG-1

1,800,000	Association for Bay Area Government Finance Authority for Nonprofit Corporations (Sharp Healthcare) – Series 2009D LOC Citibank, N.A.	08/01/35	0.08	1,800,000	VMIG-1

6,400,000	Association for Bay Area Government Finance Authority for Nonprofit Corporations RB (On Look Senior Health Services) – Series 2008 LOC Wells Fargo Bank, N.A.	08/01/38	0.04	6,400,000	VMIG-1

2,015,000	Bay Area Toll Authority San Francisco (Bay Area Toll Bridge) RB 2001 Series A LOC Barclays Bank	04/01/36	0.01	2,015,000	VMIG-1	A-1+

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments December 31, 2011 (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (c) (CONTINUED)

$2,190,000	Bay Area Toll Authority San Francisco (Bay Area Toll Bridge) RB 2007 Series A-1 LOC Bank of America, N.A.	04/01/47	0.03%	$2,190,000	VMIG-1	A-1+

2,000,000	Bay Area Toll Authority San Francisco (Bay Area Toll Bridge) RB 2008 Series E-1 LOC Bank of Tokyo Mitsubishi, UFJ	04/01/45	0.04	2,000,000	VMIG-1	A-1

5,000,000	Bay Area Toll Authority San Fransciso (Bay Area Toll Bridge) RB 2006 Series C-2 LOC Morgan Stanley Bank, N.A.	04/01/45	0.04	5,000,000	VMIG-1	A-1

6,700,000	Bay Area Toll Authority San Fransciso (Bay Area Toll Bridge) RB 2008 Series A-1 LOC JPMorgan Chase Bank, N.A.	04/01/45	0.03	6,700,000	VMIG-1	A-1

7,145,000	BB&T Municipal Trust Floater Certificates Series 2011 LOC Branch Banking & Trust Company	09/01/22	0.11	7,145,000	VMIG-1

3,000,000	California HFFA RB (Adventist Hospital/West Sutter Health Revolving – Loan Pool) – Series 1991A LOC U.S. Bank, N.A.	08/01/21	0.04	3,000,000	VMIG-1	A-1+

2,130,000	California HFFA RB (Catholic Healthcare West Loan Program) – 2005 Series I LOC Bank of America, N.A.	07/01/35	0.11	2,130,000	VMIG-1	A-1

4,000,000	California HFFA RB (Catholic Healthcare West Loan Program) – 2011 Series C LOC Bank of Montreal	03/01/47	0.05	4,000,000	VMIG-1	A-1+

4,800,000	California HFFA RB (Scripps Health) – 2010 Series B LOC JPMorgan Chase Bank, N.A.	10/01/40	0.04	4,800,000	VMIG-1	A-1+

8,200,000	California HFFA RB (Scripps Health) – 2010 Series C LOC Barclays Bank	10/01/40	0.02	8,200,000	VMIG-1	A-1+

9,000,000	California Infrastructure and Economic Development Bank Refunding RB (Pacific Gas and Electric Company) – Series 2009B LOC Mizuho Corporate Bank, Ltd.	11/01/26	0.05	9,000,000	VMIG-1

5,000,000	California Municipal Finance Authority RB (La Sierra University) – Series 2008A LOC Wells Fargo Bank, N.A.	08/01/28	0.04	5,000,000		A-1+

6,800,000	California Statewide Communities Development Authority RB (Chadwick School) – Series 2002 LOC JPMorgan Chase Bank, N.A.	10/01/29	0.12	6,800,000	VMIG-1

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments December 31, 2011 (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (c) (CONTINUED)

$9,200,000	California Statewide Communities Development Authority RB (The Master’s College) – Series 2007 LOC U.S. Bank, N.A.	02/01/37	0.08%	$9,200,000	VMIG-1

2,800,000	California Statewide Communities Development Authority RB (The Pegasus School) – Series 2003 LOC Bank of America, N.A.	09/01/28	0.34	2,800,000	VMIG-1

6,000,000	Chino Basin Regional Financing Authority RRB (Inland Empire Utilities Agency) – Series 2008B LOC Lloyds TSB Bank PLC	06/01/32	0.07	6,000,000	VMIG-1	A-1+

635,000	City of Irvine, CA Assessment District No. 89-10 Improvement Bonds (Orange County, California) LOC State Street Bank & Trust Company/ California State Teachers Retirement System	09/02/15	0.09	635,000	VMIG-1

7,300,000	City of Ontario, CA Multifamily Housing RRB (Park Centre Apartments) – Series 2005	12/01/35	0.07	7,300,000	VMIG-1

6,800,000	City of Upland, CA Apartment Development RRB (Mountain Springs) – Series 1998A Collateralized by Federal National Mortgage Association	11/15/28	0.06	6,800,000		A-1+

4,000,000	Housing Authority of the County of Sacramento Multifamily Housing RRB (Ashford Park Apartments) 1996 Issue D Collateralized by Federal National Mortgage Association	07/15/29	0.06	4,000,000		A-1+

3,000,000	Irvine Ranch Water District Series 1991 District Nos 105, 250 and 290 LOC Bank of America, N.A.	08/01/16	0.06	3,000,000	VMIG-1	A-1+

1,600,000	Kern Water Bank Authority RB Series 2003A LOC Wells Fargo Bank, N.A.	07/01/28	0.04	1,600,000	VMIG-1	A-1+

4,770,000	Lake Elsinore, CA Recreation Authority RRB (Public Facilities Project) – Series 2000A Guaranteed by California State Teachers Retirement System	02/01/32	0.08	4,770,000		A-1+

10,500,000	Los Angeles County MTA Proposition C Sales Taxes RRB Series 2009 – C1 LOC Sumitomo Mitsui Banking Corp.	07/01/25	0.03	10,500,000	VMIG-1	A-1+

5,000,000	Michigan Finance Authority Unemployment Obligation Assessment RB Series 2011 LOC Citibank, N.A.	07/01/14	0.24	5,000,000	VMIG-1

2,000,000	Oakland-Alameda County Coliseum Authority, CA Lease RB (Oakland Coliseum Project) – Series C-1 LOC Bank of New York/ California State Teachers Retirement System	02/01/25	0.08	2,000,000	VMIG-1	A-1+

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments December 31, 2011 (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (c) (CONTINUED)

$3,600,000	Redevelopment Agency of the City of Pittsburg Los Medanos Community Development Project Subordinate Tax Allocation Bonds – Series 2004A LOC State Street Bank & Trust Company/ California State Teachers Retirement System	09/01/35	0.07%	$3,600,000		A-1+

1,500,000	Riverside County, CA 1985 COPs (ACES) Type One Series A LOC State Street Bank & Trust Company	12/01/15	0.08	1,500,000	VMIG-1	A-1+

2,000,000	Sacramento County Sanitation Districts Financing Authority RRB Series 2008D LOC Morgan Stanley Bank, N.A.	12/01/39	0.06	2,000,000	VMIG-1	A-1+

2,000,000	San Bernardino County, CA Multifamily Mortgage RB (Parkview Place Apartments) – Series 2004A Collateralized by Federal National Mortgage Association	02/15/27	0.07	2,000,000		A-1+

5,500,000	San Francisco, CA Redevelopment Agency of City & County (Fillmore Center) – Series A-1 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/17	0.09	5,500,000		A-1+

1,400,000	Santa Clara County, CA El Camino California Hospital District Hospital Facility Authority Revenue (1985 Valley Medical Central Project) – Series A LOC State Street Bank & Trust Company	08/01/15	0.08	1,400,000	VMIG-1

2,675,000	Santa Clara County, CA MHRB (Grove Garden Apartments) – Series 1997A Collateralized by Federal National Mortgage Association	02/15/27	0.07	2,675,000		A-1+

1,495,000	South Bay Public Communication Authority RB (City of Manhattan Beach Project) – 2001 Series C LOC Bank of America, N.A.	01/01/31	0.20	1,495,000	VMIG-1	A-1+

2,000,000	State of California GO (Kindergarten University- Public Education Facilities) – Series 2004A3 LOC State Street Bank & Trust Company/ California State Teachers Retirement System	05/01/34	0.03	2,000,000	VMIG-1	A-1+

7,000,000	State of California GO (Kindergarten University- Public Education Facilities) – Series 2004B2 LOC Citibank, N.A.	05/01/34	0.04	7,000,000	VMIG-1	A-1+

2,400,000	State of California GO (Kindergarten University- Public Education Facilities) – Series 2004B3 LOC Citibank, N.A.	05/01/34	0.03	2,400,000	VMIG-1	A-1+

176,055,000	Total Tax Exempt Variable Rate Demand Instruments			176,055,000

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments December 31, 2011 (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS – PRIVATE PLACEMENTS (c) (0.38%)

$740,000	Redevelopment Agency of the City of Morgan Hill (Kent Trust Project) – Series 1984B LOC Wells Fargo Bank, N.A.	12/01/14	1.62%	$740,000	P-1	A-1+

740,000	Total Tax Exempt Variable Rate Demand Instruments – Private Placements			740,000

	Total Investments (106.70%) (Cost $205,122,730†)			$205,122,730
	Liabilities in excess of cash and other assets (-6.70%)			(12,875,255)

	Net Assets (100.00%)			$192,247,475

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(a)	Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)	Securities that are not rated which Fund’s adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c)	Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

ACES	= Adjustable Convertible Extendable Securities	MTA	= Metropolitan Transportation Authority
BAN	= Bond Anticipation Notes	MHRB	= Multi-family Housing Revenue Bond
COP	= Certificates of Participation	RB	= Revenue Bond
CSD GO	= Central School District = General Obligation	RRB TRAN	= Refunding Revenue Bond = Tax and Revenue Anticipation Note
HFFA	= Health Facilities Financing Authority	TRAPN	= Tax and Revenue Anticipation Promissory Note
LOC	= Letter of Credit

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments December 31, 2011 (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$176,795,000	86.19%
31 through 60 Days	-0-	-0-
61 through 90 Days	-0-	-0-
91 through 120 Days	-0-	-0-
121 through 180 Days	-0-	-0-
Over 180 Days	28,327,730	13.81
Total	$205,122,730	100.00%

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE (Unaudited)

States	Value	% of Portfolio
California	$171,795,000	83.75%
Massachusetts	1,503,150	0.73
Michigan	5,000,000	2.44
New York	11,536,537	5.63
Wisconsin	15,288,043	7.45
Total	$205,122,730	100.00%

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Statement of Assets and Liabilities December 31, 2011

: Assets
Investments in securities, at amortized cost (Note 1)	$205,122,730
Accrued interest receivable	87,766
Prepaid Expenses	7,518

Total assets	205,218,014

: Liabilities
Payable to affiliates (Note 2)	5,297
Due to custodian	12,863,927
Accrued expenses	101,300
Dividends payable	15

Total liabilities	12,970,539

Net assets	$192,247,475

: Sources of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$192,243,689
Accumulated undistributed net investment income	3,709
Net realized gain (loss) on investments	77

Net assets	$192,247,475

NET ASSET VALUE, PER SHARE (NOTE 5):

Class Name	Net Assets	Shares Outstanding	Net Asset Value
Class A Shares	$133,298,461	133,306,745	$1.00
Class B Shares	$5,586,203	5,586,550	$1.00
Advantage Shares	$53,362,811	53,366,127	$1.00

	$192,247,475	192,259,422

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Statement of Operations Year Ended December 31, 2011

:Investment Income
INCOME:
Interest	$458,277

EXPENSES: (NOTE 2)
Investment management fee	555,770
Administration fee	389,039
Shareholder servicing fee (Class A)	247,477
Shareholder servicing fee (Advantage Shares)	135,738
Distribution fee (Advantage Shares)	244,329
Custodian expenses	12,098
Shareholder servicing and related shareholder expenses†	111,896
Legal, compliance and filing fees	46,611
Audit and accounting	94,332
Directors’ fees and expenses	25,079
Other expenses	11,792

Total expenses	1,874,161
Less: Fees waived (Note 2)	(1,424,060)

Net expenses	450,101

Net investment income	8,176

:Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	77

Increase in net assets from operations	$8,253

†	Includes class specific transfer agency expenses of $61,647 and $4,420 for Class A and Class B, respectively.

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Statements of Changes in Net Assets Years Ended December 31, 2011 and 2010

	2011	2010
: Increase (Decrease) in Net Assets from:
OPERATIONS:
Net investment income	$8,176	$6,993
Net realized gain on investments	77	—

Increase in net assets from operations	8,253	6,993

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME*:
Class A Shares	(3,506)	(3,360)
Class B Shares	(163)	(114)
Advantage Shares	(4,507)	(3,519)

Total dividends to shareholders	(8,176)	(6,993)

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Class A Shares	14,248,021	(18,767,135)
Class B Shares	651,086	1,971,055
Advantage Shares	197,049	(7,037,747)

Total capital share transactions	15,096,156	(23,833,827)

Total increase/(decrease)	15,096,233	(23,833,827)

NET ASSETS:
Beginning of year	177,151,242	200,985,069

End of year	$192,247,475	$177,151,242

UNDISTRIBUTED NET INVESTMENT INCOME:	$3,709	$3,709

*	Designated as exempt-interest dividend for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Financial Highlights

	Years Ended December 31,
:Class A shares	2011	2010	2009	2008	2007

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.000	0.012	0.027
Net realized and unrealized gain (loss) on investments	0.000	—	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.000	0.012	0.027

Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.000)	(0.012)	(0.027)
Net realized gain on investments	—	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.012)	(0.027)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.00%	0.00%	1.22%	2.72%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$133,298	$119,051	$137,818	$147,084	$218,833
Ratio to average net assets:
Net investment income	0.00%	0.00%	0.40%	0.85%	0.88%
Expenses (net of fees waived) (a)	0.24%	0.27%	0.00%	1.27%	2.69%
Management and administration fees waived	0.39%	0.37%	0.30%	—	—
Shareholder servicing fees waived	0.20%	0.20%	0.20%	0.01%	—
Transfer agency fees waived	0.05%	0.04%	0.04%	—	—
Expenses paid indirectly	—	—	—	0.00%	0.00%

(a)	Includes expenses paid indirectly, if applicable.

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Financial Highlights (Continued)

	Years Ended December 31,
: Class B shares	2011	2010	2009	2008	2007

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.000	0.014	0.029
Net realized and unrealized gain (loss) on investments	0.000	—	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.000	0.014	0.029

Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.000)	(0.014)	(0.029)
Net realized gain on investments	—	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.014)	(0.029)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.00%	0.01%	1.43%	2.95%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$5,586	$4,935	$2,964	$5,509	$19,008
Ratio to average net assets:
Net investment income	0.00%	0.00%	0.41%	0.64%	0.67%
Expenses (net of fees waived) (a)	0.24%	0.28%	0.01%	1.58%	2.92%
Management and administration fees waived	0.39%	0.37%	0.30%	—	—
Transfer agency fees waived	0.05%	0.05%	0.05%	—	—
Expenses paid indirectly	—	—	—	0.00%	0.00%

(a)	Includes expenses paid indirectly, if applicable.

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Financial Highlights (Continued)

	Years Ended December 31,
:Advantage shares	2011	2010	2009	2008	2007

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.000	0.011	0.026
Net realized and unrealized gain (loss) on investments	0.000	—	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.000	0.011	0.026

Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.000)	(0.011)	(0.026)
Net realized gain on investments	—	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.000)	(0.011)	(0.026)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.01%	0.01%	1.12%	2.58%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$53,363	$53,165	$60,203	$65,567	$54,924
Ratio to average net assets:
Net investment income	0.01%	0.01%	0.42%	0.95%	1.02%
Expenses (net of fees waived) (a)	0.24%	0.26%	0.01%	1.12%	2.55%
Management and administration fees waived	0.39%	0.37%	0.30%	—	—
Distribution and shareholder servicing fees waived	0.70%	0.70%	0.70%	0.36%	0.30%
Expenses paid indirectly	—	—	—	0.00%	0.00%

(a)	Includes expenses paid indirectly, if applicable.

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Notes to Financial Statements

1: Summary of Accounting Policies

California Daily Tax Free Income Fund, Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a short-term, tax exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from California income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. There can be no assurance that the Fund will achieve its objectives. The Fund has three classes of stock authorized, Class A, Class B and Advantage Shares.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ( “GAAP” ) for investment companies as follows:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

FEDERAL INCOME TAXES

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements. The Fund recognizes interest and penalties, if any, as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2009-2011, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended December 31, 2011, the Fund did not have liabilities for any uncertain tax positions and no unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

California Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Continued)

1: Summary of Accounting Policies (Continued)

ALLOCATION OF INCOME AND EXPENSES

The Fund may allocate among its classes and to the extent allowable to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the year ended December 31, 2011, class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments were allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

RISKS

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at December 31, 2011, Reich & Tang Asset Management LLC (the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2: Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager, equal to an annual rate of 0.30% of the Fund’s average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund’s average daily net assets.

Pursuant to the Fund’s Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor, an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee based on the average daily net assets of the respective share classes equal to 0.20% for Class A Shares and 0.25% for Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives 0.45% per annum in distribution fees based on the Advantage Shares’ average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

As of December 31, 2011, the following amounts included in the Statement of Assets and Liabilities were payable to affiliates of the Fund:

Fee Type	Affiliate	Amount
Investment management fee	Manager	$5,297

California Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

For the year ended December 31, 2011, the following fees were waived by the Manager, Distributor and Reich & Tang Services, Inc. (the “TA”):

Investment Management fees	$346,869
Administration fees	384,039
Distribution fees – Advantage shares	244,329
Shareholder servicing fees – Class A shares	247,477
Shareholder servicing fees – Advantage shares	135,738
Transfer agency fees – Class A shares	62,000
Transfer agency fees – Class B shares	3,608

Total fees waived	$1,424,060

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions. The Manager, Distributor and TA have no right to recoup prior fee waivers.

Directors of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $60,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional $13,800, payable quarterly and the Audit Committee Chairman and the Compliance Committee Chairman each receive an additional annual fee of $9,200, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the Daily Income Fund.

Effective January 1, 2012, each Independent Director receives an annual retainer of $65,000 and a fee of $3,750 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional $15,000, payable quarterly and the Audit Committee Chairman and the Compliance Committee Chairman each receive an additional annual fee of $10,000, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the Daily Income Fund.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. The Advantage shares do not participate in the Transfer Agency Agreement. For the year ended December 31, 2011, the TA waived all of its fees from Class A and Class B shares.

As of December 31, 2011, there was no investment in the Fund by any Directors and Officers of the Fund.

3: Securities Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended December 31, 2011, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

Purchases	$72,700,000
Sales	70,750,000
Gains/(Losses)	-0-

California Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Continued)

4: Compensating Balance Arrangement

Pursuant to a compensating balance arrangement, the Fund is permitted to temporarily overdraft or leave balances in its accounts with The Bank of New York Mellon (the “Bank”). The Fund may leave funds or overdraft funds in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit, if any, reduce the Fund’s safekeeping fees, but are separately disclosed as expenses paid indirectly and custodian expenses, respectively, in the Statement of Operations.

5: Capital Stock

At December 31, 2011, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010
Class A Shares
Sold	362,497,784	353,832,876
Issued on reinvestment of dividends	3,489	3,352
Redeemed	(348,253,252)	(372,603,363)

Net increase (decrease)	14,248,021	(18,767,135)

Class B Shares
Sold	54,810,174	55,157,299
Issued on reinvestment of dividends	162	112
Redeemed	(54,159,250)	(53,186,356)

Net increase (decrease)	651,086	1,971,055

Advantage Shares
Sold	99,961,079	116,098,402
Issued on reinvestment of dividends	4,507	3,519
Redeemed	(99,768,537)	(123,139,668)

Net increase (decrease)	197,049	(7,037,747)

6: Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 83% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

California Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Continued)

7: Tax Information

The tax character of all distributions paid during the years ended December 31, 2011 and 2010 was as follows.

	2011	2010
Tax-exempt income	$8,176	$6,993

At December 31, 2011, the Fund had $3,709 of tax-exempt distributable earnings and $77 of ordinary distributable earnings.

8: Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Level 2 –	prices are determined using significant unobservable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the year), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting year, December 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Fund’s investments as of December 31, 2011:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities issued by states of the United States and political subdivisions of the states	$-0-	$205,122,730	$-0-

Total	$-0-	$205,122,730	$-0-

For the year ended December 31, 2011, there was no Level 1 or 3 investments.

California Daily Tax Free Income Fund, Inc. Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

California Daily Tax Free Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Daily Tax Free Income Fund, Inc. (the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 23, 2012

California Daily Tax Free Income Fund, Inc. Additional Information (Unaudited)

:	Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

:	Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month year ending December 31 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

:	Distributions

The Fund paid Tax-Exempt Distributions in the amount of $8,176 during the year ended December 31, 2011.

:	Information about the Investment Management Contract

On September 15, 2011, the Board of Directors approved the continuance of the Investment Management Contract. Specifically, with regards to the approval of the continuance of the Investment Management Contract, the Board of Directors (the “Directors”) of the California Daily Tax Free Income Fund, Inc. (the “Fund”) had considered the following factors:

1)	The nature, extent and quality of services provided by the Manager:

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund’s Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund’s assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the economy in general and the entities whose securities are included in the Fund’s portfolio, and the money market industry; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Directors also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager’s reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.

2)	The performance of the Fund and the Manager:

The Directors reviewed the investment performance of the Fund, on an absolute basis and on a gross basis, and as compared to the iMoney Net Money Funds peer group for the one-month and one-, three-, five- and ten-year periods ended June 30, 2011. The Directors and their independent counsel reviewed the factors and methodology used by the Manager in the selection of the peer group. The peer group included funds with an investment policy similar to that of the Fund as characterized by iMoney Net Funds with net assets of $80M to $140M. The Manager advised the Board that it does not advise or sub-advise other types of accounts, such as institutional and pension accounts, with similar investment policies to the Fund. The Directors used the Fund’s performance against its peer group to provide objective comparative benchmarks against which they could assess the Fund’s performance. The Directors considered those comparisons as helpful in their

California Daily Tax Free Income Fund, Inc. Additional Information (Unaudited) (Continued)

assessment as to whether the Manager was obtaining for the Fund’s shareholders the performance that was available in the marketplace given the Fund’s investment objectives, strategies, limitations and restrictions. In reviewing the Fund’s performance, the Board noted that overall the gross performance of the Fund against its peer group was satisfactory. In particular, the Directors noted that the Fund’s performance was above its peer group median for the one-month period, at the peer group median for the one-year period, and below the peer group median for the three-year, five-year and ten-year periods. The Directors discussed performance with the Manager and the importance of the Manager’s long-standing philosophy of managing the Fund with a focus on principal protection as opposed to higher yields relative to peers, a philosophy noted as being especially relevant in the current market environment and in light of publicized credit quality issues experienced by money market funds across the industry.

In connection with its assessment of the performance of the Manager, the Directors considered the Manager’s financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund (“Participating Organizations”) in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date. The Directors also considered the Manager’s entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which could entail a substantial commitment of the Manager’s resources to the successful operation of the Fund.

3)	The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund:

In connection with the Directors’ consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fee for the Fund against the advisory fees charged to funds in the peer group and the Fund’s combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the peer group. The Directors also considered comparative total fund expenses of the Fund and the peer group. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund’s management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the peer group fund agreements is often not apparent. The Directors also viewed the peer group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund’s management fee and combined fees (management and administrative) were generally higher, but within the range, of that of the peer group. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Directors also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund. The Directors concluded that the level of the management fee was reasonable in light of these factors.

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2010. The Directors also considered the Manager’s commitment to waive its advisory fees and reimburse expenses in order to maintain a specified yield floor. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager’s affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang’s cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Directors concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale:

With respect to the Directors’ consideration of economies of scale, the Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager’s costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to

California Daily Tax Free Income Fund, Inc. Additional Information (Unaudited) (Continued)

pay increased fees to Participating Organizations. The Directors also reviewed the peer group data to assess whether the peer group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there was significant asset growth in the future, the Directors determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors:

In addition to the above factors, the Directors acknowledged the importance of the ability of the Manager’s affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers. The Directors also acknowledged the importance of the Fund’s transfer agency arrangements with Reich & Tang Services, Inc., an affiliate of the Manager, in the context of the overall compensation paid to the affiliate and the quality of the services provided.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund’s management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination

California Daily Tax Free Income Fund, Inc. Directors and Officers Information (Unaudited)

:	Directors and Officers Information

December 31, 20111

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Disinterested Directors:
Albert R. Dowden, 1941	Director	Since 2008	Corporate Director/Trustee for Annuity & Life Re (Holdings) Ltd., Boss Group, Ltd., Homeowners of America Holding Corporation and Invesco Funds.	Director/Trustee of six portfolios	Director/Trustee for Annuity & Life Re (Holdings) Ltd., Boss Group, Ltd., Homeowners of America Holding Corporation, and Invesco Funds.
Carl Frischling, Esq., 1937	Director	Since 2008	Partner of Kramer Levin Naftalis & Frankel LLP (a law firm) since 1994.	Director/Trustee of six portfolios	Director of AIM Funds.
Edward A. Kuczmarski, 1949	Director	Since 2006	Certified Public Accountant and Partner of Crowe Horwath LLP (formerly Hays & Company before merger in 2009) since 1980.	Director/Trustee of seven portfolios	Trustee of the Empire Builder Tax Free Bond Fund and Director of ISI Funds and Independent Director of Brookfield Investment Management Funds.
William Lerner, Esq., 1936	Director	Since 2008	Self-employed consultant to business entities and entrepreneurs for corporate governance, corporate secretarial services, legal and securities matters.	Director/Trustee of six portfolios	Director and Chairman of Governance Committee at MTM Technologies, Inc.
Dr. W. Giles Mellon, 1931	Director	Since 1987	Professor Emeritus of Business Administration in the Graduate School of Management, Rutgers University with which he has been associated with since 1966.	Director/Trustee of six portfolios	None
Robert Straniere, Esq., 1941	Director	Since 1987	Owner, Straniere Law Firm since 1980, NYS Assemblyman from 1981 to 2004, Partner, Gotham Global Group since June 2005. President, NYC Hot Dog Co., since November 2005. Counsel at Fisher & Fisher from 1995 to 2006. Partner, Hantor-Davidoff law firm, 2006 to 2007. Administrative Law Judge, 2009.	Director/Trustee of six portfolios	Director of RBB Funds

California Daily Tax Free Income Fund, Inc. Directors and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Disinterested Directors: (continued)
Dr. Yung Wong, 1938	Director	Since 1987	Managing Director of Abacus Associates, an investment firm, since 1996.	Director/Trustee of six portfolios	Director of KOAH, Inc. and Director of the Senior Network.
Interested Directors/Officers:
Steven W. Duff, 1953	Director[4] President and Director	Since 1994 1994 to 2007	Executive Vice President, Chief Investment Officer and Manager of Reich & Tang Asset Management, LLC (“RTAM, LLC”), a registered Investment Advisor. Mr. Duff has been associated with RTAM, LLC since 1994. Mr. Duff is also Director/Trustee of two other funds in the Reich & Tang Fund Complex. Mr. Duff also serves as a Director of Reich & Tang Distributors, Inc. Prior to December 2007 Mr. Duff was President of the Fund and President of nine funds in the Reich & Tang Fund Complex, Principal Executive Officer of Delafield Fund, Inc., and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.	Director/Trustee of seven portfolios	None

California Daily Tax Free Income Fund, Inc. Directors and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Interested Directors/Officers: (continued)
Michael P. Lydon, 1963	President and Director Vice President	Since 2007 2005-2007	President, Chief Executive Officer and Manager of RTAM, LLC. Associated with RTAM, LLC since January 2005. Mr. Lydon is also President and Director/Trustee of one other fund in the Reich & Tang Fund Complex and President to New York Daily Tax Free Income Fund, Inc. Mr. Lydon serves as Member and Chief Executive Officer of Reich & Tang Deposit Solutions, LLC, Director and Executive Vice President of Reich & Tang Distributors, Inc., Director, President and Chief Executive Officer of Reich & Tang Services, Inc. and Member, President, and Chief Executive Officer of Stable Custody Group LLC and Stable Custody Group II LLC.	Director/Trustee of six portfolios	None

California Daily Tax Free Income Fund, Inc. Directors and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Interested Directors/Officers: (continued)
Christopher Brancazio, 1965	Chief Compliance Officer and AML Officer	Since 2007	Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of RTAM, LLC. Mr. Brancazio has been associated with RTAM LLC since September 2007. Mr. Brancazio is also Chief Compliance Officer and AML Officer of two other funds in the Reich & Tang Fund Complex. Mr. Brancazio also serves as Senior Vice President, Chief Compliance Officer and Secretary of Reich & Tang Deposit Solutions, LLC and Senior Vice President, Chief Compliance Officer and AML Officer of Reich & Tang Distributors, Inc., Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLC. From February 2007 to August 2007, Mr. Brancazio was a Compliance Officer at Bank of New York Asset Management. From March 2002 to February 2007. Mr. Brancazio served as Vice President, Chief Compliance Officer, and AML Officer of Trainer Wortham & Co. Inc., and the Trainer Wortham Mutual Funds.	N/A	N/A
Esther Cheung, 1980	Vice President and Assistant Treasurer	Since 2010	Head of Fund Accounting for RTAM, LLC. Ms. Cheung is also Vice President/Assistant Treasurer of one other fund and is Treasurer and Assistant Secretary to one additional fund in the Reich & Tang Complex. Ms. Cheung has been associated with RTAM, LLC since June 2010. From February 2004 to May 2010, Ms. Cheung was an audit manager at KPMG LLP.	N/A	N/A

California Daily Tax Free Income Fund, Inc. Directors and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Interested Directors/Officers: (continued)
Richard De Sanctis, 1956	Vice President	Since 2005	Executive Vice President and Chief Operating Officer of RTAM, LLC. Associated with the Manager since 1990. Mr. De Sanctis is also Vice President of two other funds in the Reich & Tang Fund Complex. Mr. De Sanctis also serves as Member, Executive Vice President, and Chief Operating Officer of Reich & Tang Deposit Solutions, LLC, Stable Custody Group LLC and Stable Custody Group II LLC, Director, Executive Vice President and Chief Operating Officer of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.	N/A	N/A
Chris Gill, 1964	Vice President	Since 2008	Senior Vice President and Assistant Secretary of RTAM LLC. Mr. Gill has been associated with RTAM LLC and its predecessor since February 1994. Mr. Gill is also Vice President of two other funds in the Reich & Tang Complex. Mr. Gill also serves as Senior Vice President and Director of Reich & Tang Deposit Solutions, LLC, Reich & Tang Distributors, Inc. and Reich & Tang, Services Inc., and Senior Vice President of Stable Custody Group LLC and Stable Custody Group II LLC.	N/A	N/A

California Daily Tax Free Income Fund, Inc. Directors and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Interested Directors/Officers: (continued)
Joseph Jerkovich, 1968	Treasurer and Assistant Secretary Vice President	Since 2008 2007 to 2008	Senior Vice President and Chief Financial Officer of RTAM, LLC. Mr. Jerkovich has been Associated with RTAM, LLC since September 2004. Mr. Jerkovich also serves as Treasurer and Assistant Secretary of one other fund and Vice President of one fund in the Reich & Tang Fund Complex. Mr. Jerkovich is a Member, Senior Vice President and Chief Financial Officer of Reich & Tang Deposit Solutions, LLC, Senior Vice President and Chief Financial Officer of Reich & Tang Distributors, Inc., Director, Senior Vice President and Chief Financial Officer of Reich & Tang Services, Inc., and Member, Senior Vice President, Chief Financial Officer and Treasurer of Stable Custody Group LLC and Stable Custody Group II LLC.	N/A	N/A
Christine Manna, 1970	Secretary	Since 2007	Vice President and Secretary of RTAM, LLC. Ms. Manna is also Secretary of two other funds in the Reich & Tang Complex. Ms. Manna has been associated with RTAM, LLC and its predecessors since June 1995. Ms. Manna is also a Vice President and Assistant Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Distributors, Inc. Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II, LLC.	N/A	N/A

California Daily Tax Free Income Fund, Inc. Directors and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Interested Directors/Officers: (continued)
Robert Rickard, 1969	Vice President	Since 2007	Senior Vice President of RTAM LLC and Reich & Tang Distributors, Inc. Associated with RTAM, LLC since December 1991. Mr. Rickard is also Vice President of two other funds in the Reich & Tang Fund Complex.	N/A	N/A

[1]

The Statement of Additional Information includes additional information about California Daily Tax Free Income Fund, Inc. (the “Fund”) directors/officers and is available, without charge, upon request by calling the Fund’s transfer agent at (800) 433-1918.

[2]	The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 1411 Broadway 28th Floor, New York, NY 10018.
[3]

Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

[4]	Steven W. Duff and Michael P. Lydon are deemed interested persons of the Fund due to their affiliation with RTAM, LLC, the Fund’s investment advisor.

Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc. (“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

:	Who is covered by our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

:	Protecting customer information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

:	Types of information we collect from our customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

:	Use of information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

:	Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS IS NOT PART OF THE SHAREHOLDER REPORT

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

California Daily Tax Free Income Fund, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

Manager

Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

Distributor

Reich & Tang Distributors, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

CA 12/11A

California Daily Tax Free Income Fund, Inc.

The Notice of the Reich & Tang Privacy policy is included with this Shareholder Report but is not part of the Shareholder Report

Annual Report

December 31, 2011

Item 2:	Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on [January 14, 2010] to reflect a change in the Funds covered by the Code. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.

Item 3:	Audit Committee Financial Expert

The registrant’s Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is “independent,” as defined in the instructions to this Item.

Item 4:	Principal Accountant Fees and Services

		FYE 12/31/2011	FYE 12/31/2010
4(a)	Audit Fees	$6,500	$62,500
4(b)	Audit Related Fees	$0	$0
4(c)	Tax Fees	$4,550	$0
4(d)	All Other Fees	$0	$0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant’s principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $0 and $60,000, respectively, were the amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2010. $4,350 and $60,500, respectively, were the amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2009.

Tax fees for the fiscal year-end December 31, 2010, includes fees billed for the preparation and review of tax returns. Tax fees for the fiscal year-end December 31, 2009, includes fees billed for the preparation and review of tax returns.

4(h) The registrant’s audit committee has considered whether its principal accountant’s provision of non-audit services that were rendered to the registrant’s investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants

Not applicable.

Item 6:	Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:	Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11:	Exhibits

(a)(1)	Code of Ethics.

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.

By (Signature and Title)*	/s/ Christine Manna
Christine Manna, Secretary

Date: February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Lydon
Michael P. Lydon, President

Date: February 27, 2012

By (Signature and Title)*	/s/ Joseph Jerkovich
Joseph Jerkovich, Treasurer and Assistant Secretary

Date: February 27, 2012

*	Print the name and title of each signing officer under his or her signature.